Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenues	₨ 2,993,662.4	$ 43,289.2	₨ 2,882,951.1	₨ 2,656,495.1
Non-current assets	1,353,963.6		1,540,593.7		$ 19,578.6
India [Member]
Disclosure of geographical areas [line items]
Revenues	678,148.1	9,806.2	578,403.3	422,499.1
Non-current assets	248,726.3		224,623.2		3,596.6
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	512,511.1	7,411.0	448,881.5	413,469.9
Non-current assets	2,919.9		2,990.0		42.2
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	559,993.0	8,097.7	418,970.3	486,091.5
Non-current assets	981,062.7		1,211,921.5		14,186.4
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	452,087.8	6,537.3	470,288.0	469,926.9
Non-current assets	94,708.0		72,420.6		1,369.5
China [Member]
Disclosure of geographical areas [line items]
Revenues	303,929.1	4,394.9	481,675.0	410,721.9
Non-current assets	1,409.2		1,661.1		20.4
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	486,993.3	$ 7,042.1	484,733.0	₨ 453,785.8
Non-current assets	₨ 25,137.5		₨ 26,977.3		$ 363.5